Trade Accounts Payable (Details) - Schedule of Accounts Payable by Major Type of Supplier - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Domestic:
Domestic Commodities		$ 1,761,470	$ 1,833,012
Domestic Materials and services		3,123,140	3,881,686
Domestic Finished products		38,061	13,773
Domestic Present value adjustment		(19,642)	(15,078)
Total domestic commodities		4,903,029	5,713,393
Foreign:
Foreign Commodities		31,354	36,602
Foreign Materials and services		320,691	192,280
Foreign Finished products		1,979	864
Total foreign commodities		354,024	229,746
Total trade accounts payable		5,257,053	5,943,139
Supply chain finance(1)
Domestic	[1]	940,344	574,280
Foreign	[1]	7,722	14,312
Total supply chain finance	[1]	948,066	588,592
Total		$ 6,205,119	$ 6,531,731

[1]	The Group and its indirect subsidiary Seara Alimentos carry out transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. These transactions do not extend payment terms beyond the normal terms with other suppliers. In addition, this operation did not bring any other cost to the Group and all financial costs of the operation are the responsibility of the suppliers.